Other Financial Liabilities - Summary of Secured Bonds by Currency and Maturity (Detail) - Secured Liabilities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 154,955	$ 395,987
Non-current, Maturity	395,289	696,529
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3,478	11,275
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	151,477	384,712
One to two years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	149,733	194,043
Two to three years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	150,272	192,045
Three to four years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	16,027	192,727
Four to five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	16,027	19,628
More than five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 63,230	$ 98,086
Brazil | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.31%	7.31%
Current, Maturity	$ 154,955	$ 395,987
Non-current, Maturity	395,289	696,529
Brazil | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3,478	11,275
Brazil | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	151,477	384,712
Brazil | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	149,733	194,043
Brazil | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	150,272	192,045
Brazil | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	16,027	192,727
Brazil | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	16,027	19,628
Brazil | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 63,230	$ 98,086